REINSURANCE - Schedule of Reinsurance (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Premiums earned:
Gross amounts, including reinsurance assumed	$ 1,386	$ 2,089	$ 2,876	$ 4,150
Reinsurance ceded	(357)	(573)	(725)	(1,103)
Net amount	1,029	1,516	2,151	3,047
Other policy revenue:
Gross amounts, including reinsurance assumed	281	203	538	315
Reinsurance ceded	(81)	(3)	(159)	(3)
Net amount	200	200	379	312
Policyholder benefits and claims incurred:
Gross amounts, including reinsurance assumed	(1,468)	(2,013)	(2,877)	(3,742)
Reinsurance ceded	389	498	691	813
Net amount	(1,079)	(1,515)	(2,186)	(2,929)
Interest sensitive contract benefits:
Gross amounts, including reinsurance assumed	(556)	(521)	(1,118)	(810)
Reinsurance ceded	59	99	97	203
Net amount	(497)	(422)	(1,021)	(607)
Change in fair value of market risk benefits:
Gross amounts, including reinsurance assumed	25	(161)	(367)	(192)
Reinsurance ceded	21	(7)	52	(7)
Net amount	$ 46	$ (168)	$ (315)	$ (199)